Related Party Transactions - Additional Information (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Stock compensation expense recognized	$ 2,170,000	$ 300,000	$ 99,000
Providence Therapeutics, Inc [Member] | Research Collaboration and License Agreement [Member]
Related Party Transaction [Line Items]
Upfront fee received		500,000
Revenue related to amortization of upfront payment	1,000,000	500,000
Accounts receivable, outstanding	0	$ 0
Stock compensation expense recognized	$ 1,500,000
Providence Therapeutics, Inc [Member] | Research Collaboration and License Agreement [Member] | President and Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Ownership interest	5.70%	10.00%